Financial instruments designated at fair value through OCI (Details 2) - shares		Dec. 31, 2018	Dec. 31, 2017
Financial Assets Available-for-Sale, Category [Member] | Equity Investments [Member]
Disclosure of financial assets [line items]
Number of shares of Fossal S.A.A.	[1]	9,148,373	9,148,373

[1]	Represents 7.76% of its shares.